UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.2%

Security	Shares	Value
Aerospace & Defense — 0.9%
CAE, Inc.	750,343	$12,716,862

		$12,716,862

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.(1)	172,170	$11,294,352

		$11,294,352

Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)(1)	593,157	$18,690,377

		$18,690,377

Automobiles — 0.7%
Peugeot SA	451,424	$9,710,458

		$9,710,458

Banks — 10.3%
BNP Paribas SA(1)	315,825	$24,475,066
Commonwealth Bank of Australia	221,749	14,856,041
ING Groep NV(1)	1,094,470	20,448,897
JPMorgan Chase & Co.(1)	199,240	18,290,232
KBC Group NV	183,123	15,139,516
Mitsubishi UFJ Financial Group, Inc.(1)	3,033,348	19,243,893
Wells Fargo & Co.(1)	552,606	29,807,568

		$142,261,213

Beverages — 3.0%
Anheuser-Busch InBev SA/NV(1)	115,887	$13,979,736
Constellation Brands, Inc., Class A(1)	70,555	13,641,809
Diageo PLC(1)	420,383	13,577,092

		$41,198,637

Biotechnology — 2.8%
BioMarin Pharmaceutical, Inc.(1)(2)	57,876	$5,077,462
Celgene Corp.(1)(2)	101,117	13,692,253
Shire PLC(1)	347,824	19,444,198

		$38,213,913

Building Products — 1.3%
Assa Abloy AB, Class B(1)	842,393	$18,046,535

		$18,046,535

Capital Markets — 1.1%
Credit Suisse Group AG(1)	949,488	$14,595,225
Credit Suisse Group AG(3)	77,728	1,194,810

		$15,790,035

Chemicals — 2.5%
Arkema SA	117,202	$13,341,734
Ecolab, Inc.	99,631	13,118,414

Security	Shares	Value
Novozymes A/S, Class B(1)	172,284	$7,955,289

		$34,415,437

Commercial Services & Supplies — 1.1%
Brambles, Ltd.	2,007,076	$14,839,866

		$14,839,866

Consumer Finance — 0.7%
Discover Financial Services	105,059	$6,402,295
OneMain Holdings, Inc.(2)	112,112	2,997,875

		$9,400,170

Containers & Packaging — 1.5%
Sealed Air Corp.(1)	477,905	$20,793,647

		$20,793,647

Diversified Financial Services — 0.5%
ORIX Corp.	392,578	$6,229,593

		$6,229,593

Diversified Telecommunication Services — 4.5%
BT Group PLC(1)	5,625,025	$23,278,024
Nippon Telegraph & Telephone Corp.(1)	438,560	21,462,332
Telstra Corp., Ltd.	5,137,805	16,854,914

		$61,595,270

Electric Utilities — 2.9%
Acciona SA	8,303	$709,736
American Electric Power Co., Inc.(1)	180,287	12,717,445
Electricite de France SA(1)	207,146	2,102,663
NextEra Energy, Inc.(1)	131,961	19,278,182
SSE PLC(1)	196,673	3,579,132
Terna Rete Elettrica Nazionale SpA(1)	268,190	1,532,104

		$39,919,262

Electrical Equipment — 3.1%
Legrand SA(1)	178,007	$12,296,296
Melrose Industries PLC(1)	6,905,458	21,172,265
Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,040,336	9,706,796

		$43,175,357

Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.(1)	303,983	$19,281,642
Keyence Corp.(1)	24,151	11,155,688

		$30,437,330

Energy Equipment & Services — 1.7%
Baker Hughes, a GE Co.	217,138	$8,010,221
Halliburton Co.(1)	373,117	15,835,085

		$23,845,306

Equity Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp.(1)	131,051	$17,866,183
Equity Residential(1)	268,353	18,264,105
Simon Property Group, Inc.(1)	80,299	12,727,392

		$48,857,680

Security	Shares	Value
Food & Staples Retailing — 1.3%
Distribuidora Internacional de Alimentacion SA(1)	560,811	$3,777,352
Wesfarmers, Ltd.	438,506	14,288,979

		$18,066,331

Food Products — 0.5%
Pinnacle Foods, Inc.(1)	124,091	$7,368,524

		$7,368,524

Health Care Equipment & Supplies — 0.4%
ConvaTec Group PLC(2)(4)	1,345,846	$5,515,932

		$5,515,932

Hotels, Restaurants & Leisure — 0.0%(5)
Compass Group PLC(1)	1	$21

		$21

Household Durables — 1.6%
Newell Brands, Inc.(1)	424,183	$22,362,928

		$22,362,928

Household Products — 1.1%
Reckitt Benckiser Group PLC	153,393	$14,913,987

		$14,913,987

Insurance — 5.8%
AIA Group, Ltd.(1)	2,184,988	$17,186,034
Chubb, Ltd.(1)	163,043	23,879,278
Poste Italiane SpA(1)(4)	46,090	339,279
Prudential PLC(1)	893,591	21,804,058
St. James’s Place PLC(1)	1,034,823	16,621,693

		$79,830,342

Internet & Direct Marketing Retail — 1.3%
Amazon.com, Inc.(1)(2)	17,977	$17,757,321

		$17,757,321

Internet Software & Services — 4.1%
Alphabet, Inc., Class C(1)(2)	37,647	$35,030,534
Facebook, Inc., Class A(1)(2)	124,656	21,098,028

		$56,128,562

IT Services — 1.7%
Visa, Inc., Class A(1)	233,097	$23,207,137

		$23,207,137

Machinery — 2.3%
Fortive Corp.(1)	240,908	$15,596,384
Komatsu, Ltd.	574,363	15,402,998

		$30,999,382

Media — 2.8%
Interpublic Group of Cos., Inc.(1)	1,242,831	$26,857,578
Publicis Groupe SA(1)	32,242	2,438,025
Toho Co., Ltd.(1)	259,722	9,359,710

		$38,655,313

Security	Shares	Value
Metals & Mining — 1.0%
Rio Tinto, Ltd.(1)	251,829	$13,275,285

		$13,275,285

Multi-Utilities — 0.2%
A2A SpA(1)	1,339,604	$2,278,827

		$2,278,827

Multiline Retail — 0.1%
Marks & Spencer Group PLC(1)	360,611	$1,532,639

		$1,532,639

Oil, Gas & Consumable Fuels — 6.2%
ConocoPhillips	259,873	$11,790,438
Enagas SA(1)	231,094	6,531,409
Exxon Mobil Corp.(1)	156,081	12,492,723
Pioneer Natural Resources Co.(1)	69,604	11,352,412
Polski Koncern Naftowy ORLEN SA(1)	291,062	8,617,590
Royal Dutch Shell PLC, Class B(1)	869,640	24,774,050
Seven Generations Energy, Ltd., Class A(1)(2)	565,582	9,830,489

		$85,389,111

Personal Products — 2.7%
Estee Lauder Cos., Inc. (The), Class A(1)	147,889	$14,639,532
Unilever PLC(1)	406,778	23,199,654

		$37,839,186

Pharmaceuticals — 8.4%
Allergan PLC(1)	83,557	$21,083,938
Eli Lilly & Co.(1)	212,758	17,586,576
Johnson & Johnson(1)	276,933	36,754,548
Novo Nordisk A/S, Class B	224,330	9,540,624
Roche Holding AG PC(1)	59,741	15,124,586
Zoetis, Inc.(1)	248,747	15,551,662

		$115,641,934

Professional Services — 0.8%
Verisk Analytics, Inc.(1)(2)	133,061	$11,610,903

		$11,610,903

Road & Rail — 1.1%
CSX Corp.(1)(6)	309,270	$15,259,382

		$15,259,382

Semiconductors & Semiconductor Equipment — 3.6%
ASML Holding NV(1)	153,337	$23,123,385
Renesas Electronics Corp.(2)	100,173	939,778
Sumco Corp.	716,775	11,600,361
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	379,147	13,634,126

		$49,297,650

Specialty Retail — 3.4%
Advance Auto Parts, Inc.(1)	48,289	$5,408,851
Dixons Carphone PLC	2,947,954	10,470,340
Industria de Diseno Textil SA(1)	359,484	14,269,497
Lowe’s Cos., Inc.(1)(6)	221,159	17,117,707

		$47,266,395

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.(1)	59,734	$8,884,238
HP, Inc.	474,701	9,066,789

		$17,951,027

Textiles, Apparel & Luxury Goods — 2.4%
Lululemon Athletica, Inc.(1)(2)	102,293	$6,305,341
LVMH Moet Hennessy Louis Vuitton SE(1)	47,830	12,014,347
Pandora A/S	131,387	15,121,142

		$33,440,830

Trading Companies & Distributors — 1.3%
Brenntag AG(1)	104,008	$5,893,840
MISUMI Group, Inc.	505,315	12,531,714

		$18,425,554

Wireless Telecommunication Services — 0.3%
Freenet AG(1)	110,100	$3,716,408

		$3,716,408

Total Common Stocks (identified cost $1,332,689,376)		$1,409,162,211

Preferred Stocks — 10.0%

Security	Shares	Value
Banks — 4.9%
AgriBank FCB, 6.875% to 1/1/24(7)	50,890	$5,650,383
CoBank ACB, Series F, 6.25% to 10/1/22(4)(7)	51,100	5,367,099
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(7)	7,600	832,200
Farm Credit Bank of Texas, Series 1, 10.00%(4)	2,490	3,061,144
First Tennessee Bank NA, 3.75%(4)(8)	2,570	2,005,484
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	5,350	7,730,750
IBERIABANK Corp., Series C, 6.60% to 5/1/26(7)	114,120	3,171,395
KeyCorp, Series E, 6.125% to 12/15/26(7)	167,745	4,936,735
Regions Financial Corp., Series A, 6.375%	125,376	3,230,940
SunTrust Banks, Inc., Series E, 5.875%	287,627	7,392,014
Texas Capital Bancshares, Inc., 6.50%	286,789	7,293,044
Texas Capital Bancshares, Inc., Series A, 6.50%	21,450	547,404
Webster Financial Corp., Series E, 6.40%	173,970	4,465,810
Wells Fargo & Co., Series L, 7.50% (Convertible)	9,177	12,182,467

		$67,866,869

Capital Markets — 0.4%
KKR & Co., LP, Series A, 6.75%	54,669	$1,502,851
Legg Mason, Inc., 5.45%	110,300	2,747,573
State Street Corp., Series D, 5.90% to 3/15/24(7)	42,021	1,199,699

		$5,450,123

Diversified Financial Services — 0.4%
KKR Financial Holdings, LLC, Series A, 7.375%	239,185	$6,154,230

		$6,154,230

Electric Utilities — 1.4%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	267,691	$6,826,121
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	60,924	1,544,423

Security	Shares	Value
SCE Trust VI, 5.00%	244,900	$6,281,685
Southern Co. (The), 6.25%	169,479	4,606,439

		$19,258,668

Equity Real Estate Investment Trusts (REITs) — 0.6%
CBL & Associates Properties, Inc., Series D, 7.375%	131,700	$3,162,117
DDR Corp., Series J, 6.50%	126,725	3,217,548
Vornado Realty Trust, Series K, 5.70%	53,253	1,351,028

		$7,730,693

Food Products — 0.8%
Dairy Farmers of America, Inc., 7.875%(4)	86,230	$9,223,920
Ocean Spray Cranberries, Inc., 6.25%(4)	18,430	1,707,079

		$10,930,999

Insurance — 0.1%
PartnerRe, Ltd., Series I, 5.875%	54,070	$1,409,064

		$1,409,064

Machinery — 0.3%
Stanley Black & Decker, Inc., 5.75%	190,582	$4,852,218

		$4,852,218

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	53,348	$1,366,242

		$1,366,242

Oil, Gas & Consumable Fuels — 0.8%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(7)	403,475	$10,377,377

		$10,377,377

Thrifts & Mortgage Finance — 0.2%
Elmira Savings Bank, 8.998% to 12/31/17(7)	2,545	$2,392,300

		$2,392,300

Total Preferred Stocks (identified cost $129,349,231)		$137,788,783

Corporate Bonds & Notes — 11.1%
Security	Principal Amount (000’s omitted)	Value
Airlines — 0.1%
Latam Finance, Ltd., 6.875%, 4/11/24(4)	$1,425	$1,464,900

		$1,464,900

Banks — 6.7%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(4)(7)(9)	$820	$919,100
Banco do Brasil SA, 6.25% to 4/15/24(4)(7)(9)	8,348	7,231,455
Banco Mercantil del Norte SA, 7.625% to 1/6/28(4)(7)(9)	1,245	1,313,849
Banco Santander SA, 6.375% to 5/19/19(7)(9)(10)	6,600	6,790,641
Bank of America Corp., Series AA, 6.10% to 3/17/25(7)(9)	9,501	10,486,729
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(7)	3,348	3,423,330
Credit Agricole SA, 7.875% to 1/23/24(4)(7)(9)	2,464	2,785,860
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(7)(9)	2,794	3,087,370
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(7)(9)	11,482	12,044,618
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(7)(9)	916	1,048,820
Lloyds Banking Group PLC, 7.50% to 6/27/24(7)(9)	7,865	8,769,475
M&T Bank Corp., Series F, 5.125% to 11/1/26(7)(9)	4,680	4,925,700

Security	Principal Amount (000’s omitted)	Value
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(7)(9)	$1,390	$1,442,125
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(7)(9)	8,480	9,301,543
Standard Chartered PLC, 7.014% to 7/30/37(4)(7)(9)	3,932	4,521,800
Standard Chartered PLC, 7.75% to 4/2/23(4)(7)(9)	2,630	2,893,000
UniCredit SpA, 8.00% to 6/3/24(7)(9)(10)	7,025	7,490,160
Zions Bancorporation, Series I, 5.80% to 9/15/23(7)(9)	681	679,304
Zions Bancorporation, Series J, 7.20% to 9/15/23(7)(9)	2,626	2,914,860

		$92,069,739

Capital Markets — 1.2%
Banco BTG Pactual SA, 5.75%, 9/28/22(4)	$2,704	$2,403,856
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(7)(9)	5,050	5,308,813
UBS Group AG, 6.875% to 8/7/25(7)(9)(10)	7,463	8,198,441

		$15,911,110

Diversified Financial Services — 0.4%
Cadence Financial Corp., 4.875%, 6/28/19(4)	$3,870	$3,947,400
Textron Financial Corp., 2.917%, 2/15/67(4)(8)	1,719	1,517,017

		$5,464,417

Electric Utilities — 1.4%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(4)(7)	$6,131	$6,598,489
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(7)	7,150	8,186,750
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(7)	4,890	5,220,613

		$20,005,852

Energy Equipment & Services — 0.0%(5)
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)(11)	$4,019	$60,285

		$60,285

Food Products — 0.7%
JBS Investments GmbH, 7.75%, 10/28/20(4)	$2,312	$2,314,890
Land O’ Lakes, Inc., 8.00%(4)(9)	6,721	7,460,310

		$9,775,200

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(7)	$2,388	$2,746,200

		$2,746,200

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(7)	$873	$952,661

		$952,661

Oil, Gas & Consumable Fuels — 0.2%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(4)(7)(9)(11)	$6,342	$221,970
Petrobras Global Finance BV, 6.125%, 1/17/22	2,827	2,978,951

		$3,200,921

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21	$1,805	$1,931,159

		$1,931,159

Total Corporate Bonds & Notes (identified cost $152,028,864)		$153,582,444

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
First Trust Preferred Securities and Income ETF	836,835	$16,870,594
iShares U.S. Preferred Stock ETF	413,601	16,233,839

		$33,104,433

Total Exchange-Traded Funds (identified cost $33,136,239)		$33,104,433

Short-Term Investments — 6.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(12)	88,405,104	$88,422,785

Total Short-Term Investments (identified cost $88,422,785)		$88,422,785

Total Investments — 132.1% (identified cost $1,735,626,495)		$1,822,060,656

Other Assets, Less Liabilities — (32.1)%		$(443,275,542)

Net Assets — 100.0%		$1,378,785,114

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $80,924,668 or 5.9% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $22,479,242 or 1.6% of the Fund’s net assets.

(11)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $267,937.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	53.4%	$972,570,474
United Kingdom	10.7	195,474,760
Japan	5.9	107,926,067
France	4.4	79,164,449
Netherlands	3.8	68,346,332
Australia	3.5	64,505,100
Switzerland	2.2	40,522,126
Denmark	1.8	32,617,055
Spain	1.8	32,138,920
Canada	1.7	30,734,101
Belgium	1.6	29,119,252
Ireland	1.1	19,444,198
Brazil	1.0	18,574,452
Sweden	1.0	18,046,535
Hong Kong	0.9	17,186,034
Taiwan	0.8	13,634,126
Italy	0.6	11,640,370
China	0.5	9,706,796
Germany	0.5	9,610,248
Poland	0.5	8,617,590
Chile	0.4	8,063,389
Mexico	0.1	1,313,849
Exchange-Traded Funds	1.8	33,104,433

Total Investments	100.0%	$1,822,060,656

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	792	Long	Sep-17	$96,085,440	$97,732,800	$1,647,360
FTSE MIB Index	86	Short	Sep-17	(10,700,410)	(10,934,054)	(233,644)
Nikkei 225 Index	87	Long	Sep-17	15,696,222	15,711,528	15,306
SPI 200 Index	377	Short	Sep-17	(42,870,020)	(42,718,796)	151,224
STOXX Europe 600 Banks Index	1,619	Short	Sep-17	(37,247,290)	(36,033,147)	1,214,143
STOXX Europe 600 Utilities Index	1,270	Short	Sep-17	(22,851,331)	(21,799,684)	1,051,647

						$3,846,036

FTSE MIB Index: Index composed of the 40 most liquid and capitalized stocks listed on the Borsa Italiana.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

STOXX Europe 600 Utilities Index: Index composed of companies from the European utilities sector.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

At July 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective.

The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $4,079,680 and $233,644, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,744,486,797

Gross unrealized appreciation	$108,036,454
Gross unrealized depreciation	(30,462,595)

Net unrealized appreciation	$77,573,859

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$114,500,103	$74,916,179		$—	$189,416,282
Consumer Staples	35,649,865	83,736,800		—	119,386,665
Energy	69,311,368	39,923,049		—	109,234,417
Financials	81,377,248	172,134,105		—	253,511,353
Health Care	109,746,439	49,625,340		—	159,371,779
Industrials	66,477,883	109,890,310		—	176,368,193
Information Technology	130,202,494	46,819,212		—	177,021,706
Materials	33,912,061	34,572,308		—	68,484,369
Real Estate	48,857,680	—		—	48,857,680
Telecommunication Services	—	65,311,678		—	65,311,678
Utilities	31,995,627	10,202,462		—	42,198,089
Total Common Stocks	$722,030,768	$687,131,443	*	$—	$1,409,162,211
Preferred Stocks
Consumer Staples	$—	$10,930,999		$—	$10,930,999
Energy	10,377,377	—		—	10,377,377
Financials	63,963,976	19,308,610		—	83,272,586
Industrials	4,852,218	—		—	4,852,218
Real Estate	7,730,693	—		—	7,730,693
Utilities	20,624,910	—		—	20,624,910
Total Preferred Stocks	$107,549,174	$30,239,609		$—	$137,788,783
Corporate Bonds & Notes	$—	$153,582,444		$—	$153,582,444
Exchange-Traded Funds	33,104,433	—		—	33,104,433
Short-Term Investments	—	88,422,785		—	88,422,785
Total Investments	$862,684,375	$959,376,281		$—	$1,822,060,656
Futures Contracts	$2,699,007	$1,380,673		$—	$4,079,680
Total	$865,383,382	$960,756,954		$—	$1,826,140,336

Liability Description
Futures Contracts	$(233,644)	$—		$—	$(233,644)
Total	$(233,644)	$—		$—	$(233,644)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017